Accumulated Other Comprehensive (Loss) Income - Schedule of Reclassifications Out of Accumulated Other Comprehensive (Loss) Income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Other income, net	$ 766	$ 866	$ 2,407	$ 2,712	$ 3,586	$ 2,061	$ 642
Benefit from income taxes	0	0	0	0	0	0	0
Net of tax	$ 0	$ 0	$ 0	$ 0			39
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Other income, net							39
Benefit from income taxes					$ 0	$ 0	$ 0